Loans Receivable, Net - Gross Loan Balances Excluding Deferred Loan Fees by Loan Classification Allocated Between Past Due Performing and Non-performing (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	$ 578,173	$ 529,607
30 - 89 Days Past Due	1,211	1,855
Non-accrual Loans	9,074	7,422
Special Mention	2,114	2,958
Impaired Loans Currently Performing Substandard	20,265	20,652
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	610,837	562,494
Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	31,280	21,638
30 - 89 Days Past Due		6
Non-accrual Loans		1,968
Impaired Loans Currently Performing Substandard	3,004	1,113
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	34,284	24,725
One-to-Four Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	145,069	142,058
30 - 89 Days Past Due	896	671
Non-accrual Loans	270	2,234
Special Mention	744	41
Impaired Loans Currently Performing Substandard	983	995
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	147,962	145,999
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	35,087	33,396
30 - 89 Days Past Due	22	79
Non-accrual Loans	402	48
Special Mention	25
Impaired Loans Currently Performing Substandard	148	121
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	35,684	33,644
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	39,255	34,878
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	39,255	34,878
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	15,581	11,047
30 - 89 Days Past Due		747
Non-accrual Loans	7,675	1,553
Special Mention	35	41
Impaired Loans Currently Performing Substandard	549	9,065
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	23,840	22,453
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	44,832	41,853
30 - 89 Days Past Due		64
Non-accrual Loans		166
Special Mention	674
Impaired Loans Currently Performing Substandard	2,290	163
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	47,796	42,246
Non-Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	172,395	138,637
30 - 89 Days Past Due		228
Non-accrual Loans	208	247
Special Mention	3	2,489
Impaired Loans Currently Performing Substandard	10,334	8,110
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	182,940	149,711
Junior Liens [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	1,407	1,720
30 - 89 Days Past Due	4
Special Mention	30	35
Impaired Loans Currently Performing Substandard	11	16
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	1,452	1,771
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	8,354	20,108
30 - 89 Days Past Due	28	15
Non-accrual Loans	3	8
Impaired Loans Currently Performing Substandard	332	193
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	8,717	20,324
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	84,913	84,272
30 - 89 Days Past Due	261	45
Non-accrual Loans	516	1,198
Special Mention	603	352
Impaired Loans Currently Performing Substandard	2,614	876
Impaired Loans Currently Performing Doubtful	0	0
Total loans, gross	$ 88,907	$ 86,743